Note L - Fair Value - 10-K (Detail) - Assets and Liabilities at Fair Value on a Recurring Basis (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance	$ 732,000	$ 592,000
Balance	732,000	592,000	539,000
Balance	27,240,000	30,646,000
Balance	27,140,000	31,777,000
Assets under secured borrowings	214,000	149,000	150,000
Secured borrowings			1,088,000
Secured borrowings			1,088,000
Balance	732,000	592,000	539,000
Balance	27,140,000	31,777,000
Marketable Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Balance		592,000	539,000
Marketable Securities [Member]
Balance		592,000	539,000
Balance		592,000	539,000
Balance		592,000	539,000
Real Estate Loans [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 3 [Member]
Balance			26,624,000
Real Estate Loans [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Balance			26,624,000
Balance			26,719,000
Balance			26,719,000
Real Estate Loans [Member] | Fair Value, Inputs, Level 3 [Member]
Balance		30,646,000
Real Estate Loans [Member]
Balance		30,646,000
Balance		31,777,000	30,700,000
Balance		31,777,000	30,700,000
Fair Value, Inputs, Level 1 [Member]
Balance	732,000	592,000
Fair Value, Inputs, Level 3 [Member] | Assets Under Secured Borrowings [Member]
Assets under secured borrowings			1,320,000
Fair Value, Inputs, Level 3 [Member]
Balance	27,240,000	30,646,000
Secured borrowings			1,088,000
Assets Under Secured Borrowings [Member]
Assets under secured borrowings			1,320,000
Assets under secured borrowings			$ 1,320,000